Other current operating assets and liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other current operating assets and liabilities
3.6 Other current operating assets and liabilities

(CHF in millions)	12/31/2022	12/31/2021

Prepaid expenses	21.0	16.5
Indirect taxes (VAT/GST) receivables	39.7	26.9
Social security receivables	9.3	0.2
Other current assets	7.0	4.4
Other current operating assets	77.0	48.0

(CHF in millions)	12/31/2022	12/31/2021

Accrued expenses	35.8	54.9
Indirect taxes (VAT/GST) payables	26.9	19.2
Social security payables	2.5	40.8
Interim operational account	13.2	4.8
Other current operating liabilities	3.3	1.9
Other current operating liabilities	81.7	121.7
Accrued expenses mainly comprise accruals for outstanding vendor invoices and include personnel expenses such as bonus and vacation pay. Anticipated sales returns and the corresponding liabilities are reported in other current assets and liabilities, respectively.